Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value was analyzed as follows:

	December 31,
	2011	2012
Land use rights	$58,086	$61,045
Less: Accumulated amortization	(2,814)	(4,124)

Total land use rights, net	$55,272	$56,921